Other Long-Term Liabilities - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Long Term Liabilities [Line Items]
Expected time period for payment of Provision for environmental remediation	10 years
Environmental remediation costs charged to income	CAD 4	CAD 6	CAD 4